INVESTMENTS IN LOANS AND SECURITIES - Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value
Less than or equal to 1 year	$ 75,724
Greater than 1 year	0
Total	75,724
Unrealized Losses
Less than or equal to 1 year	(3,846)
Greater than 1 year	0
Total	(3,846)
Fair Value
Less than or equal to 1 year		$ 119,958
Greater than 1 year		0
Total		119,958
Unrealized Losses
Less than or equal to 1 year		(7,263)
Greater than 1 year		0
Total		(7,263)
Securitization notes
Fair Value
Less than or equal to 1 year	59,925
Greater than 1 year	0
Total	59,925
Unrealized Losses
Less than or equal to 1 year	(1,858)
Greater than 1 year	0
Total	(1,858)
Fair Value
Less than or equal to 1 year		111,552
Greater than 1 year		0
Total		111,552
Unrealized Losses
Less than or equal to 1 year		(6,309)
Greater than 1 year		0
Total		(6,309)
Securitization certificates
Fair Value
Less than or equal to 1 year	15,799
Greater than 1 year	0
Total	15,799
Unrealized Losses
Less than or equal to 1 year	(1,988)
Greater than 1 year	0
Total	(1,988)
Fair Value
Less than or equal to 1 year		8,406
Greater than 1 year		0
Total		8,406
Unrealized Losses
Less than or equal to 1 year		(954)
Greater than 1 year		0
Total		(954)
Other loans and receivables
Fair Value
Less than or equal to 1 year	0
Greater than 1 year	0
Total	0
Unrealized Losses
Less than or equal to 1 year	0
Greater than 1 year	0
Total	$ 0
Fair Value
Less than or equal to 1 year		0
Greater than 1 year		0
Total		0
Unrealized Losses
Less than or equal to 1 year		0
Greater than 1 year		0
Total		$ 0